financial instruments - Market risks (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Net income sensitivity to increase in risk variable	$ (3)	$ (6)
Other comprehensive income sensitivity to increase in risk variable	(14)	4
Comprehensive income sensitivity to increase in risk variable	(17)	(2)
Net income sensitivity to decrease in risk variable	3	6
Other comprehensive income sensitivity to decrease in risk variable	14	(4)
Comprehensive income sensitivity to decrease in risk variable	$ 17	$ 2
Wind discount risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Net income sensitivity to increase in risk variable		$ (36)
Other comprehensive income sensitivity to increase in risk variable	$ (22)
Comprehensive income sensitivity to increase in risk variable	(22)	(36)
Net income sensitivity to decrease in risk variable		36
Other comprehensive income sensitivity to decrease in risk variable	22
Comprehensive income sensitivity to decrease in risk variable	$ 22	$ 36
Solar premium risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Net income sensitivity to increase in risk variable		$ 22
Other comprehensive income sensitivity to increase in risk variable	$ 12
Comprehensive income sensitivity to increase in risk variable	12	22
Net income sensitivity to decrease in risk variable		(22)
Other comprehensive income sensitivity to decrease in risk variable	(12)
Comprehensive income sensitivity to decrease in risk variable	$ (12)	$ (22)
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ (6)	$ (6)
Other comprehensive income sensitivity to increase in risk variable	47	115
Comprehensive income sensitivity to increase in risk variable	41	109
Net income sensitivity to decrease in risk variable	6	6
Other comprehensive income sensitivity to decrease in risk variable	(39)	(115)
Comprehensive income sensitivity to decrease in risk variable	(33)	(109)
Canadian Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(3)	(6)
Other comprehensive income sensitivity to increase in risk variable	72	72
Comprehensive income sensitivity to increase in risk variable	69	66
Net income sensitivity to decrease in risk variable	3	6
Other comprehensive income sensitivity to decrease in risk variable	(75)	(75)
Comprehensive income sensitivity to decrease in risk variable	$ (72)	$ (69)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ 14	$ 14
Other comprehensive income sensitivity to increase in risk variable	(73)	(69)
Comprehensive income sensitivity to increase in risk variable	(59)	(55)
Net income sensitivity to decrease in risk variable	(14)	(14)
Other comprehensive income sensitivity to decrease in risk variable	73	69
Comprehensive income sensitivity to decrease in risk variable	59	55
U.S. Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	(86)	(68)
Comprehensive income sensitivity to increase in risk variable	(86)	(68)
Other comprehensive income sensitivity to decrease in risk variable	89	71
Comprehensive income sensitivity to decrease in risk variable	$ 89	$ 71